Taxes (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	$ (55,166)	¥ (392,878)	¥ (100,859)	¥ 54,335
Deferred income tax benefits	411,633	2,931,528	(4,038,047)	(880,475)
Income tax expenses	$ 356,467	¥ 2,538,650	¥ (4,138,906)	¥ (826,140)